Schedule of Investments (unaudited) January 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 4.1%
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 1.80%, 03/25/37(a)	USD	803	$799,098
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 2.73%, 03/15/28(a)(b)		1,940	1,941,922
Countrywide, Series 2002-BC3, Class M2, (LIBOR USD 1 Month + 1.73%), 3.39%, 05/25/32(a)		2,094	2,025,066
CWABS, Inc. Asset-Backed Certificates Trust(a):
Series 2004-6, Class 2A4, (LIBOR USD 1 Month + 0.90%), 2.56%, 11/25/34		16	16,088
Series 2006-18, Class M1, (LIBOR USD 1 Month + 0.30%), 1.96%, 03/25/37		1,525	1,170,210
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.11%, 08/15/30(a)(b)		1,000	998,653
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		333	332,243
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 3.48%, 11/24/31(a)(b)		42	41,850
Long Beach Mortgage Loan Trust(a):
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.82%, 08/25/36		2,058	1,137,067
Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 1.77%, 11/25/36		10	4,567
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(b)		106	107,995
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(d)		1,519	1,535,588
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(b)		418	422,775
RASC Series Trust, Series 2006-EMX9, Class 1A4, (LIBOR USD 1 Month + 0.24%), 1.90%, 11/25/36(a)		1,241	974,314

Total Asset-Backed Securities — 4.1% (Cost: $11,569,909)			11,507,436

Non-Agency Mortgage-Backed Securities — 17.4%

Collateralized Mortgage Obligations — 6.1%
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.00%, 07/25/19		1	819
Series 2006-45T1, Class 2A7, 2.00%, 02/25/37(e)		2,077	1,209,429
Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 4.00%, 10/25/35(e)		169	170,798
BCAP LLC Trust, Series 2012-RR3, Class 3A8, 3.62%, 07/26/37(b)(e)		2,205	2,113,999
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, 1.98%, 01/25/47(e)		1,101	1,016,308
ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37		2,311	1,572,396
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A6, 5.50%, 09/25/35		74	74,598
CSMC Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		8	7,123
GSR Mortgage Loan Trust, Series 2006-9F, Class 3A1, 6.25%, 10/25/36		1,046	1,041,691
IndyMac INDX Mortgage Loan Trust, Series 2006-AR15, Class A1, 1.78%, 07/25/36(e)		1,063	990,118
RMF Buyout Issuance Trust, Series 2020-1, Class M4, 4.19%, 02/25/30(b)(e)		1,600	1,600,000

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	427	$447,833
Series 2018-3, Class MA, 3.50%, 08/25/57		583	611,532
Series 2018-4, Class MA, 3.50%, 03/25/58		1,034	1,086,445
Series 2019-2, Class MA, 3.50%, 08/25/58		354	373,433
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(b)		1,500	1,499,976
WaMu Mortgage Pass-Through Trust, Series 2007-OA5, Class 2A, 2.28%, 06/25/47(e)		3,258	2,965,931

			16,782,429

Commercial Mortgage-Backed Securities — 10.7%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(b)		370	405,334
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 3.80%, 09/15/34(b)(e)		210	210,525
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 4.73%, 12/15/36(b)(e)		330	330,408
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.53%, 01/15/33(b)(e)		109	108,854
Benchmark Mortgage Trust:
Series 2020-B16, Class C, 1.00%, 12/15/57(e)		159	166,468
Series 2020-B16, Class D, 2.50%, 12/15/57(b)		206	180,056
BX Commercial Mortgage Trust(b)(e):
Series 2019-XL, Class D, 3.13%, 10/15/36		1,400	1,405,619
Series 2020-BXLP, Class A, 2.55%, 12/15/29		615	615,384
Series 2020-BXLP, Class F, 3.75%, 12/15/29		555	556,907
BX Trust(b):
Series 2019-OC11, Class A, 3.20%, 12/09/41		1,410	1,514,473
Series 2019-OC11, Class E, 4.08%, 12/09/41		698	721,445
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class A, 3.36%, 04/10/29(b)		950	958,241
CD Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,923	1,989,606
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class AS, 4.41%, 06/10/51(e)		500	569,924
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31(b)(e)		400	410,955
Commercial Mortgage Trust:
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		345	370,686
Series 2015-CR23, Class CMB, 3.81%, 05/10/48(b)(e)		473	473,352
Series 2015-CR25, Class C, 4.69%, 08/10/48(e)		50	53,683
Series 2015-CR26, Class ASB, 3.37%, 10/10/48		400	418,772
Series 2017-PANW, Class A, 3.24%, 10/10/29(b)		1,580	1,654,541
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class A4, 4.42%, 11/15/51(e)		600	701,399
Series 2019-C17, Class C, 3.93%, 09/15/52		392	413,742
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28(b)(e)		215	216,228
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class A, 5.37%, 05/03/32(b)		335	387,042
GS Mortgage Securities Corp. Trust, Series 2019-SOHO, Class A, 2.58%, 06/15/36(b)(e)		715	715,445

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 07/10/48	USD	54	$52,376
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 07/10/39(b)(e)		208	216,568
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34(b)(e)		1,250	1,306,618
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.06%, 11/13/52		815	867,811
JPMorgan Chase Commercial Mortgage Securities Corp(b)(e):
Series 2017-FL10, Class E, 5.58%, 06/15/32		275	276,534
Series 2017-FL10, Class F, 6.28%, 06/15/32		275	272,520
Series 2020-MKST, Class E, 3.99%, 12/15/36		690	690,000
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-NINE, Class A, 2.95%, 09/06/38(b)(e)		640	668,468
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48		670	724,226
Morgan Stanley Capital I Trust:
Series 2014-150E, Class A, 3.91%, 09/09/32(b)		595	639,697
Series 2017-HR2, Class D, 2.73%, 12/15/50		555	514,751
Series 2018-SUN, Class A, 2.58%, 07/15/35(b)(e)		595	593,881
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 2.69%, 06/15/35(b)(e)		178	177,361
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(b)		1,072	1,094,285
USDC, Series 2018, Class E, 4.64%, 05/13/38(b)(e)		685	738,626
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M4, 3.68%, 10/25/49(b)(e)		2,068	2,077,972
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A4, 3.70%, 11/15/48		670	731,135
Series 2016-NXS5, Class C, 5.04%, 01/15/59(e)		238	263,444
Series 2018-BXI, Class E, 3.83%, 12/15/36(b)(e)		99	98,507
Series 2019-C52, Class C, 3.56%, 08/15/52		520	532,066
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class A4, 3.41%, 08/15/47		675	713,321
Series 2014-C22, Class C, 3.91%, 09/15/57(e)		63	62,146
Series 2014-LC14, Class A4, 3.77%, 03/15/47		900	960,160

			29,821,562

Interest Only Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust, Series 2006-45T1, Class 2A8, 4.94%, 02/25/37(e)		1,039	252,976

Interest Only Commercial Mortgage-Backed Securities — 0.5%(e)
BANK, Series 2017-BNK9, Class XA, 0.95%, 11/15/54		4,317	224,215
CSAIL Commercial Mortgage Trust:
Series 2018-C14, Class XA, 0.73%, 11/15/51		1,297	53,364
Series 2019-C16, Class XA, 1.73%, 06/15/52		3,979	484,532
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52		3,321	378,182

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class XA, 1.37%, 11/15/50	USD	3,855	$291,964

			1,432,257

Total Non-Agency Mortgage-Backed Securities — 17.4% (Cost: $47,518,679)			48,289,224

U.S. Government Sponsored Agency Securities — 176.7%

Collateralized Mortgage Obligations — 3.7%
Federal Home Loan Mortgage Corp., Series 4398, Class ZX, 4.00%, 09/15/54		308	361,526
Federal Home Loan Mortgage Corp. Variable Rate Notes(a):
Series 2411, Class FJ, (LIBOR USD 1 Month + 0.35%), 2.03%, 12/15/29		4	4,303
Series 4901, Class BF, (LIBOR USD 1 Month + 0.40%), 2.08%, 07/25/49		946	940,808
Federal National Mortgage Association:
Series 2010-134, Class KZ, 4.50%, 12/25/40		721	785,248
Series 2010-141, Class LZ, 4.50%, 12/25/40		633	704,306
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,057	1,132,417
Series 2011-131, Class LZ, 4.50%, 12/25/41		418	454,205
Series 2012-107, Class QZ, 3.50%, 10/25/42		388	429,423
Federal National Mortgage Association Variable Rate Notes, Series 2019-39, Class LF, (LIBOR USD 1 Month + 0.45%), 2.11%, 08/25/49(a)		1,046	1,044,125
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39		99	111,359
Series 2016-123, Class LM, 3.00%, 09/20/46		200	217,820
Series 2019-5, Class P, 3.50%, 07/20/48		771	800,424
Series 2019-29, Class HY, 3.50%, 03/20/49		100	109,601
Government National Mortgage Association Variable Rate Notes:
Series 2014-107, Class WX, 6.82%, 07/20/39(e)		390	451,839
Series 2019-21, Class FL, (LIBOR USD 1 Month + 0.45%), 2.11%, 02/20/49(a)		1,273	1,274,144
Series 2019-89, Class FH, (LIBOR USD 1 Month + 0.40%), 2.06%, 07/20/49(a)		1,334	1,333,094

			10,154,642

Commercial Mortgage-Backed Securities — 3.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K087, Class A2, 3.77%, 12/25/28		1,132	1,291,763
Series K091, Class A2, 3.51%, 03/25/29		913	1,023,702
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series K084, Class A2, 3.78%, 10/25/28(e)		1,225	1,393,575
Federal Home Loan Mortgage Corp. Variable Rate Notes(e):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		889	942,278
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		735	776,864
Series 2020-K737, Class B, 3.30%, 01/25/53(b)		333	342,556
Federal National Mortgage Association, Series 2020-M1, Class A2, 2.44%, 09/25/29		1,415	1,474,355

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Federal National Mortgage Association ACES Variable Rate Notes(e):
Series 2018-M14, Class A2, 3.70%, 08/25/28	USD	1,320	$1,481,977
Series 2019-M1, Class A2, 3.67%, 09/25/28		437	490,224
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		91	97,022
Series 2019-53, Class V, 2.75%, 08/16/31		237	246,322

			9,560,638

Interest Only Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp., Series 4062, Class GI, 4.00%, 02/15/41		300	27,060
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4901, Class CS, (LIBOR USD 1 Month + 6.10%), 4.42%, 07/25/49(a)		1,215	220,737
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43		1,076	93,779
Series 2014-68, Class YI, 4.50%, 11/25/44		506	87,342
Series 2017-68, Class IE, 4.50%, 09/25/47		1,740	298,352
Series 2018-63, 3.00%, 09/25/48		2,416	319,862
Federal National Mortgage Association Variable Rate Notes(a):
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 4.44%, 09/25/46		2,020	365,194
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 4.44%, 05/25/39		2,580	462,725
Series 2016-81, Class CS, (LIBOR USD 1 Month + 6.10%), 4.44%, 11/25/46		1,343	235,092
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 4.49%, 09/25/47		1,325	266,587
Series 2019-25, Class SA, (LIBOR USD 1 Month + 6.05%), 4.39%, 06/25/49		6,186	1,260,069
Series 2019-35, Class SA, (LIBOR USD 1 Month + 6.10%), 4.44%, 07/25/49		894	160,520
Government National Mortgage Association:
Series 2014-113, Class NI, 5.00%, 07/20/44		632	136,265
Series 2017-139, Class IB, 4.50%, 09/20/47		1,384	216,273
Series 2017-144, Class DI, 4.50%, 09/20/47		987	141,909
Series 2018-89, Class CI, 5.00%, 12/20/47		1,345	270,132

			4,561,898

Interest Only Commercial Mortgage-Backed Securities — 2.2%
Federal Home Loan Mortgage Corp., Series 2015-K718, Class X2A, 0.10%, 02/25/48(b)		65,501	95,979
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series K722, Class X1, (LIBOR USD 1 Month + 0.00%), 1.44%, 03/25/23(a)		3,743	122,553
Government National Mortgage Association Variable Rate Notes(e):
Series 2013-63, 0.79%, 09/16/51		19,898	996,627
Series 2016-45, 1.00%, 02/16/58		7,042	478,943
Series 2016-67, 1.14%, 07/16/57		4,751	344,293
Series 2016-151, 1.09%, 06/16/58		20,958	1,574,637
Series 2017-53, 0.69%, 11/16/56		8,367	452,840
Series 2017-64, 0.70%, 11/16/57		13,298	809,757
Series 2017-127, 0.72%, 02/16/59		11,282	692,061
Series 2017-171, 0.70%, 09/16/59		6,906	428,200

			5,995,890

Mortgage-Backed Securities — 165.8%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		1,767	1,810,108
3.00%, 09/01/27 - 03/01/47		7,234	7,515,537

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/40 - 01/01/48	USD	6,693	$7,125,533
4.00%, 08/01/40 - 08/01/47		2,562	2,778,855
4.50%, 07/01/26 - 09/01/48		1,453	1,578,260
5.00%, 05/01/35 - 02/01/42		1,468	1,624,000
5.50%, 02/01/35 - 06/01/41		727	816,458
6.00%, 08/01/28 - 11/01/39		26	30,157
Federal National Mortgage Association:
3.00%, 02/01/44		689	715,292
3.50%, 11/01/46		861	905,218
4.00%, 01/01/41		101	107,416
6.00%, 07/01/39		534	609,709
Federal National Mortgage Association Variable Rate Notes(e):
3.13%, 09/01/27		443	478,995
3.16%, 03/01/27		676	729,771
Government National Mortgage Association:
2.50%, 02/15/50(f)		759	771,482
3.00%, 02/15/45 - 01/20/50		20,095	20,778,562
3.00%, 02/15/50 - 03/15/50(f)		15,842	16,286,789
3.50%, 01/15/42 - 10/20/46		12,856	13,456,713
3.50%, 02/15/50(f)		13,510	13,936,409
4.00%, 04/20/39 - 01/15/48		7,763	8,194,928
4.00%, 02/15/50 - 03/15/50(f)		14,433	14,971,224
4.50%, 09/20/39 - 12/20/49		32,464	34,245,904
4.50%, 02/15/50 - 03/15/50(f)		7,528	7,912,059
5.00%, 12/15/34 - 07/20/44		2,483	2,757,006
5.00%, 03/15/50(f)		1,168	1,239,403
5.50%, 07/15/38 - 12/20/41		779	874,422
6.50%, 10/15/38 - 02/20/41		295	339,091
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		1,123	1,130,083
2.50%, 04/01/30 - 02/01/33		6,687	6,847,695
2.50%, 02/25/35 - 02/25/50(f)		16,327	16,458,733
3.00%, 04/01/28 - 03/01/47		27,662	28,756,318
3.00%, 02/25/35 - 02/25/50(f)		21,380	21,880,090
3.50%, 11/01/27 - 08/01/49		23,678	25,203,215
3.50%, 02/25/35 - 02/25/50(f)		31,379	32,407,641
4.00%, 08/01/31 - 08/01/48		16,865	18,232,200
4.00%, 02/25/35 - 04/25/50(f)		109,042	113,945,507
4.50%, 07/01/24 - 07/01/48		4,896	5,352,853
4.50%, 02/25/50 - 03/25/50(f)		20,892	22,106,068
5.00%, 01/01/23 - 06/01/39		2,318	2,555,339
5.00%, 02/25/50(f)		1,300	1,392,879
5.50%, 06/01/24 - 03/01/40		1,027	1,153,930
5.50%, 02/25/50(f)		291	313,360
6.00%, 12/01/32 - 09/01/40		725	831,641
6.50%, 09/01/36 - 05/01/40		203	231,680

			461,388,533

Total U.S. Government Sponsored Agency Securities — 176.7% (Cost: $486,239,726)			491,661,601

U.S. Treasury Obligations — 1.5%
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24(g)		2,601	2,671,807
0.25%, 07/15/29		1,408	1,462,595

Total U.S. Treasury Obligations — 1.5% (Cost: $4,035,675)			4,134,402

Total Long-Term Investments — 199.7% (Cost: $549,363,989)			555,592,663

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock U.S. Mortgage Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.8%
Dreyfus Treasury Prime Cash Management Institutional Shares, 1.43%(h)	2,268,518	$2,268,518

Total Short-Term Securities — 0.8% (Cost: $2,268,518)		2,268,518

Total Options Purchased — 0.0% (Cost: $271,571)		143,041

Total Investments Before Options Written and TBA Sale Commitments — 200.5% (Cost: $551,904,078)		558,004,222

Total Options Written — (0.1)% (Premium Received — $91,900)		(357,790)

	Par (000)
TBA Sale Commitments — (69.6)%(f)

Mortgage-Backed Securities — (69.6)%
Government National Mortgage Association:
3.00%, 02/15/50 - 03/15/50	20,664	(21,245,982)

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/15/50 - 03/15/50	USD	24,462	$(25,230,044)
4.00%, 02/15/50		10,258	(10,631,455)
4.50%, 02/15/50		6,411	(6,734,806)
5.00%, 02/15/50		1,013	(1,072,316)
Uniform Mortgage-Backed Securities:
2.50%, 02/25/35 - 02/25/50		8,922	(9,045,643)
3.00%, 02/25/35 - 02/25/50		54,204	(55,567,133)
3.50%, 02/25/35 - 02/25/50		4,336	(4,487,978)
4.00%, 02/25/35 - 03/25/50		53,586	(55,991,413)
4.50%, 02/25/50		2,849	(3,014,264)
5.00%, 02/25/50		558	(597,867)

Total TBA Sale Commitments — (69.6)% (Proceeds: $193,326,672)			(193,618,901)

Total Investments Net of Options Written and TBA Sale Commitments — 130.8% (Cost: $358,485,506)			364,027,531

Liabilities in Excess of Other Assets — (30.8)%			(85,776,406)

Net Assets — 100.0%			$278,251,125

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Annualized 7-day yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	1.60%	09/05/19	Open (a)	$2,642,438	$2,665,952	U.S. Treasury Obligations	Open/Demand (a)

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	24	03/20/20	$3,925	$23,336
U.S. Treasury Ultra Bond	2	03/20/20	387	14,651
U.S. Treasury 5 Year Note	117	03/31/20	14,077	75,022
90-day Eurodollar	57	09/14/20	14,053	39,821

				152,830

Short Contracts
90-day Eurodollar	11	03/16/20	2,705	(3,580)
U.S. Treasury 10 Year Note	297	03/20/20	39,102	(549,309)
U.S. Treasury 10 Year Ultra Note	24	03/20/20	3,496	(69,567)
U.S. Treasury 2 Year Note	3	03/31/20	649	(551)
90-day Eurodollar	11	06/15/20	2,709	(5,097)
90-day Eurodollar	5	12/14/20	1,233	(2,832)
90-day Eurodollar	5	03/15/21	1,235	(6,594)
90-day Eurodollar	5	06/14/21	1,235	(3,130)

				(640,660)

				$(487,830)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.71%	Semi-Annual	Citibank NA	06/03/20	1.71%	USD	3,297	$94,971

Put
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	2,580	—
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	6,800	—
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/30/20	2.30%	USD	1,792	205
10-Year Interest Rate Swap	2.30%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/30/20	2.30%	USD	5,376	617
10-Year Interest Rate Swap	1.71%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	06/03/20	1.71%	USD	3,297	22,276
10-Year Interest Rate Swap	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	8,700	24,972

										48,070

										$143,041

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.66%	Semi-Annual	Citibank NA	03/12/20	1.66%	USD	7,300	$(153,180)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.89%	Semi-Annual	Citibank NA	05/01/20	1.89%	USD	18,000	(204,610)

										$(357,790)

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock U.S. Mortgage Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	5,369	$(131,672)	$(120,119)	$(11,553)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month LIBOR	Quarterly	3.01%	Semi-Annual	09/30/20	USD	5,500	$94,212	$—	$94,212
3 month LIBOR	Quarterly	2.38%	Semi-Annual	05/03/21	USD	6,120	73,565	—	73,565
1.65%	Semi-Annual	3 month LIBOR	Quarterly	08/15/21	USD	900	(5,962)	—	(5,962)
1.68%	Semi-Annual	3 month LIBOR	Quarterly	06/24/22	USD	5,000	(34,409)	—	(34,409)
1.72%	Semi-Annual	3 month LIBOR	Quarterly	06/26/22	USD	1,300	(10,255)	—	(10,255)
1.84%	Semi-Annual	3 month LIBOR	Quarterly	07/18/22	USD	1,900	(22,043)	—	(22,043)
3 month LIBOR	Quarterly	1.62%	Semi-Annual	07/21/22	USD	6,200	38,274	—	38,274
3 month LIBOR	Quarterly	1.63%	Semi-Annual	07/21/22	USD	3,500	22,637	—	22,637
1.81%	Semi-Annual	3 month LIBOR	Quarterly	07/25/22	USD	1,400	(15,356)	—	(15,356)
1.78%	Semi-Annual	3 month LIBOR	Quarterly	07/26/22	USD	3,000	(31,076)	—	(31,076)
3 month LIBOR	Quarterly	1.60%	Semi-Annual	08/04/22	USD	5,900	32,266	—	32,266
1.53%	Semi-Annual	3 month LIBOR	Quarterly	08/08/22	USD	4,000	(28,485)	—	(28,485)
3 month LIBOR	Quarterly	1.42%	Semi-Annual	09/10/22	USD	1,700	7,570	—	7,570
2.50%	Semi-Annual	3 month LIBOR	Quarterly	01/29/23	USD	14,285	(488,327)	—	(488,327)
2.71%	Semi-Annual	3 month LIBOR	Quarterly	02/06/23	USD	14,245	(699,039)	—	(699,039)
3 month LIBOR	Quarterly	2.61%	Semi-Annual	02/07/24	USD	2,600	152,020	—	152,020
2.71%	Semi-Annual	3 month LIBOR	Quarterly	03/18/24	USD	6,400	(404,265)	—	(404,265)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	1,000	(118,770)	—	(118,770)
2.64%	Semi-Annual	3 month LIBOR	Quarterly	03/14/29	USD	1,400	(153,616)	—	(153,616)
3 month LIBOR	Quarterly	2.44%	Semi-Annual	03/26/29	USD	1,480	136,204	—	136,204
3 month LIBOR	Quarterly	2.52%	Semi-Annual	04/08/29	USD	1,000	98,762	—	98,762
3 month LIBOR	Quarterly	1.45%	Semi-Annual	08/19/29	USD	1,100	743	—	743
3 month LIBOR	Quarterly	1.47%	Semi-Annual	09/09/29	USD	1,000	3,047	—	3,047
1.59%	Semi-Annual	3 month LIBOR	Quarterly	09/12/29	USD	700	(10,037)	—	(10,037)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	10/01/29	USD	2,000	(31,963)	—	(31,963)

							$(1,394,303)	$—	$(1,394,303)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	USD	3,100	$23,774	$320,392	$(296,618)
CMBX.NA.12.BBB-	3.00%	Monthly	JPMorgan Securities LLC	08/17/61	USD	683	10,495	47,121	(36,626)
CMBX.NA.12.BBB-	3.00%	Monthly	JPMorgan Securities LLC	08/17/61	USD	1,290	19,837	102,815	(82,978)
CMBX.NA.12.BBB-	3.00%	Monthly	JPMorgan Securities LLC	08/17/61	USD	1,268	19,491	104,749	(85,258)

							$73,597	$575,077	$(501,480)

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock U.S. Mortgage Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	3,100	$(23,774)	$(350,666)	$326,892

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	1.75%

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

CSMC	Credit Suisse Mortgage Capital

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

TBA	To-be-announced

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock U.S. Mortgage Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$11,175,193	$332,243	$11,507,436
Non-Agency Mortgage-Backed Securities	—	48,289,224	—	48,289,224
U.S. Government Sponsored Agency Securities	—	491,661,601	—	491,661,601
U.S. Treasury Obligations	—	4,134,402	—	4,134,402
Short-Term Securities	2,268,518	—	—	2,268,518
Options Purchased:
Interest rate contracts	—	143,041	—	143,041
Liabilities:
Investments:
TBA Sale Commitments	—	(193,618,901)	—	(193,618,901)

	$2,268,518	$361,784,560	$332,243	$364,385,321

Derivative Financial Instruments (a)
Assets:
Credit contracts	$—	$326,892	$—	$326,892
Interest rate contracts	152,830	659,300	—	812,130
Liabilities:
Credit contracts	—	(513,033)	—	(513,033)
Interest rate contracts	(640,660)	(2,411,393)	—	(3,052,053)

	$(487,830)	$(1,938,234)	$—	$(2,426,064)

(a)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $2,665,952 are categorized as Level 2 within the disclosure hierarchy.

8